Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Statement Line Items [Line Items]
Accounts payable and other	$ 7,265	$ 7,662	$ 8,317
Current income tax liability	4,527	5,797	3,157
Deferred tax liability	659	786	769
Lease obligations	3,944	4,471	4,644
Cash collateral and amounts held in escrow	9,657	8,006	10,992
Cash reserves on loan and lease receivables	160,148	126,110	127,047
Other liabilities	$ 186,200	$ 152,832	$ 154,926